Financing Receivables (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2011	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 2.5	$ 3.6
Middlemount Mine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investment, ownership percentage	50.00%
Basis spread over Australian Bank Bill Swap Reference Rate	3.50%
Interest income	$ 0.6	1.4
Additional interest income under a full accrual basis	$ 1.5	$ 1.7
Codrilla Mine Project [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of ownership before selldown			85.00%
Percentage of agreed sale price as final installment payment due	40.00%
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments and other assets	$ 323.5			$ 347.2
Financing Receivable [Member] | Middlemount Mine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments and other assets	297.5			319.6
Financing Receivable [Member] | Codrilla Mine Project [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments and other assets	$ 26.0			$ 27.6
Coppabella, Moorvale, and Codrilla Mines [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of undivided interests acquired			73.30%